Related-Party Transactions Due to Affiliates (Details) (USD $)	0 Months Ended	12 Months Ended																0 Months Ended
	Jan. 20, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Advisor fees and expense reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2011 Advisor fees and expense reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2012 Other offering cost reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2011 Other offering cost reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2012 Operating expense reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2011 Operating expense reimbursements due to Wells TIMO Limited Partner		Dec. 31, 2012 Commissions on stock sales and related dealer-manager fees due to WIS Limited Partner	Dec. 31, 2011 Commissions on stock sales and related dealer-manager fees due to WIS Limited Partner	Jan. 27, 2012 Public Offerings Wells TIMO-Advisory Agreement
Related Party Transaction [Line Items]
Due to Affiliate		$ 1,326,255	$ 28,960,573	$ 1,326,255	[1]	$ 25,504,045	[1]	$ 0	[2]	$ 2,258,696	[2]	$ 0	[1]	$ 1,067,691	[1]	$ 0	$ 130,141
Related party transaction, write-off of deferred costs	$ 25,100,000	$ 27,315,249																$ 2,200,000

[1]	On January 20, 2012, we entered into an agreement with Wells TIMO whereby Wells TIMO forgave approximately $25.1 million of accrued but unpaid asset management fees and reimbursements that were previously deferred due to restrictions under our loan agreements. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.
[2]	On January 27, 2012, approximately $2.2 million of other offering cost due to Wells TIMO was forgiven. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.